Operating and Finance Leases (Details 3)	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 439,271
Operating cash outflows from finance lease	348
Financing cash outflows from finance lease	1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	722,423
Finance lease	$ 56,770